FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report as of the end of fiscal year:  12/31/2003

Is this a transition report? (Y or N):  N

Is this an amendment to a previous filing? (Y or N): N

Those items or sub-items with a "|X|" after the item should be completed only if the answer has changed from the previous filing of this form.

1.    A) Registrant Name: Canada Life of New York Variable Annuity Account II

      B) File Number: 811-7776

      C) Telephone Number: (303) 737-3000

2.    A) Street: 8515 East Orchard Road

      B) City: Greenwood Village C) State: CO D) Zip Code: 80111 Zip Ext.:

      E) Foreign Country: Foreign Postal Code:

3.    Is this the first filing on this form by the Registrant?(Y or N) N

4.    Is this the last filing on this form by the Registrant?(Y or N)  N

5. Is Registrant a small business investment company (SBIC)?(Y or N) N [If answer is "Y" (Yes), complete only 89-110.]

6.    Is Registrant a unit investment trust (UIT)?(Y or N) Y [If answer is "Y"
      (Yes) complete only items 111 through 132.]


111.  A. Canada Life Insurance Company of New York

      B.

      C. Greenwood Village, CO 80111

112.

113.

114. A. Canada Life of America Financial Services, Inc.

     B. 8-041042

     C. Greenwood Village, CO 80111

115. A. Deloitte & Touche LLP

     B. Denver, CO 80202


116. Family of investment companies information:

     A. N

     B.

117. A. Y

     B. Y

     C. N

     D. N

     E. N

118.   1

119. 0

120.

121. 0

122. 1


123. $ 223

124.

125. $13,517

126. $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any)

                                              Total                  Total                 Income
                                             Number of              Assets                Distributions
                                             Series                            ($000's               ($000's
                                             Investing              omitted)              omitted)

A.    U.S. Treasury direct issue             _________              $ _______             $ _______

B.    U.S. Government Agency                 _________              $ _______             $ _______

C.    State and municipal tax-free           _________              $ _______             $ _______

D.    Public utility debt                    ________               $ _______             $ _______

E.    Brokers or dealers debt or debt
      of brokers' or dealers' parent         _________              $ _______             $ _______

F.    All other corporate intermed.
      and long-term debt                     _________              $ _______             $ _______

G.    All other corporate short-term
      debt                                   _________              $ _______             $ _______

H     Equity securities of brokers or
      dealers or parents of brokers or
      dealers                                _________              $ _______             $ _______

I.    Investment company equity
      securities                             _________              $ _______             $ _______

J.    All other equity securities                1                  $ 5,441               $ _______


K.    Other securities                       _________              $ _______             $ _______

L.    Total assets of all series of
      registrant                                 1                  $ 5,441               $ _______


128. N

128. N


131. $69

132.



Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of: Greenwood Village          State of: Colorado        Date: 03/04/2004

Name of Registrant, Depositor, or Trustee:

VARIABLE ANNUITY ACCOUNT 2 OF CANADA LIFE INSURANCE COMPANY OF NEW YORK


By:  /s/ Beverly A. Byrne                        Witness: /s/ Susan E. Campbell
Beverly A. Byrne                                 Susan E. Campbell
Vice President and Counsel                       Legal Assistant I